Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plans
Contribution by group	$ 6,462,449	$ 12,357,772	$ 14,677,938